Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents

18.	Cash and cash equivalents
Cash and cash equivalents consisted of the following:

	At December 31,
(€ million)	2025	2024
Cash at banks	10,134	9,408
Money market securities measured at FVPL	13,191	19,127
Other cash equivalents	6,821	5,565
Total Cash and cash equivalents	30,146	34,100
Cash and cash equivalents held in certain foreign countries (primarily in Argentina, €111 million and €114 million at December 31, 2025 and 2024, respectively and in Algeria, €276 million and €276 million at December 31,
2025 and 2024, respectively) were subject to local exchange control regulations with restrictions on the amount of cash that can leave the country. Other cash equivalents primarily includes investments in commercial paper and short-term deposits.
Cash and cash equivalents include €663 million at December 31, 2025 (€451 million at December 31, 2024)
held in bank deposits which are restricted to the operations related to securitization programs and warehouse credit facilities of SFS U.S. These deposits are primarily used for the collection of the loan installments from customers and the payment of debt and service costs and to the originator SFS U.S. itself, according to the programs and facilities regulation. Refer to Note 22, Debt for additional information on securitization programs and warehouse credit facilities.